UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                      October 26, 2006 to November 27, 2006

Commission File Number of issuing entity: 333-131111-03


                 NovaStar Mortgage Funding Trust, Series 2006-1
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-131111-02


                   NovaStar Certificates Financing Corporation
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                             NovaStar Mortgage, Inc.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    Delaware
                                 --------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                                   20-4724853
                                 --------------
                      (I.R.S. Employer Identification No.)

c/o Wilmington Trust Company
Rodney Square North
1100 North Market Street
Wilmington, DE                                                  19890-0001
--------------------------------------                          ----------
(Address of principal executive offices                          Zip Code
of the issuing entity)

                                 (302) 651-1000
                                 --------------
                     (Telephone number, including area code)

                                 Not Applicable
                                 --------------
           (Former name, former address, if changed since last report)


              Registered/reporting pursuant to (check one)

              Section 12(b)   Section 12(g)   Section 15(d)    Name of Exchange
                                                              (if Section 12(b))
Title of class
    A1A           [   ]           [   ]           [ x ]
    A2A           [   ]           [   ]           [ x ]
    A2B           [   ]           [   ]           [ x ]
    A2C           [   ]           [   ]           [ x ]
    A2D           [   ]           [   ]           [ x ]
    M1            [   ]           [   ]           [ x ]
    M2            [   ]           [   ]           [ x ]
    M3            [   ]           [   ]           [ x ]
    M4            [   ]           [   ]           [ x ]
    M5            [   ]           [   ]           [ x ]
    M6            [   ]           [   ]           [ x ]
    M7            [   ]           [   ]           [ x ]
    M8            [   ]           [   ]           [ x ]
    M9            [   ]           [   ]           [ x ]
    M10           [   ]           [   ]           [ x ]
    M11           [   ]           [   ]           [ x ]
    C             [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On November 27, 2006 a distribution was made to holders of NovaStar Mortgage Funding Trust, Series 2006-1, Asset-Backed Notes, Series 2006-1.

         The distribution report is attached  as Exhibit 99.1 to this Form 10-D.

PART II - OTHER INFORMATION

Item 2.  Legal Proceedings.
         None.

Item 3.  Sales of Securities and Use of Proceeds.
         None.

Item 4.  Defaults Upon Senior Securities.
         None.

Item 5.  Submission of Matters to a Vote of Security Holders.
         None.

Item 6.  Significant Obligors of Pool Assets.
         None.

Item 7.  Significant Enhancement Provider Information.
         None.

Item 8.  Other Information.
         None.

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Monthly  Statement to  Noteholders  on  November 27, 2006  is  filed as
         Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


                     By:   NovaStar Certificates Financing Corporation
                           (Depositor)

                           /s/ Matt Kaltenrieder
                           ------------------------
                           Matt Kaltenrieder

                     Date: December 6, 2006

EXHIBIT INDEX

Exhibit Number       Description
EX-99.1              Monthly Statement to Noteholders



                                  EXHIBIT 99.1
                 Novastar Mortgage Funding Trust, Series 2006-1
                                November 27, 2006


                                Table of Contents
Distribution Report   ------------------------------------------------------  2
Factor Report   ------------------------------------------------------------  3
Pool Balances and Delinquent Mortgage Detailed Report   --------------------  6
REO Group Report   ---------------------------------------------------------  9



 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                  Andrew Cooper
             JPMorgan Chase Bank, N.A. - Structured Finance Services
                           4 New York Plaza, 6th Floor
                            New York, New York 10004
                    Tel: (212) 623-4523 / Fax: (212) 623-5930
                       Email: andrew.m.cooper@jpmchase.com

                                         Novastar Mortgage Funding Trust, Series 2006-1
                                                        November 27, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                                                     DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
           ORIGINAL          BEGINNING                                                                                  ENDING
           FACE              PRINCIPAL                                                        REALIZED     DEFERRED     PRINCIPAL
CLASS      VALUE             BALANCE         PRINCIPAL         INTEREST         TOTAL         LOSSES       INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
A1A      767,078,000.00    636,799,050.29    30,472,721.79   3,198,853.90   33,671,575.69      0.00        0.00      606,326,328.50
A2A      182,000,000.00    122,316,763.02    11,849,142.36     603,225.50   12,452,367.86      0.00        0.00      110,467,620.66
A2B       91,700,000.00     91,700,000.00             0.00     456,436.75      456,436.75      0.00        0.00       91,700,000.00
A2C       71,400,000.00     71,400,000.00             0.00     358,666.00      358,666.00      0.00        0.00       71,400,000.00
A2D       32,621,000.00     32,621,000.00             0.00     167,155.44      167,155.44      0.00        0.00       32,621,000.00
M1        78,300,000.00     78,300,000.00             0.00     403,375.50      403,375.50      0.00        0.00       78,300,000.00
M2        21,600,000.00     21,600,000.00             0.00     112,266.00      112,266.00      0.00        0.00       21,600,000.00
M3        18,900,000.00     18,900,000.00             0.00      99,272.25       99,272.25      0.00        0.00       18,900,000.00
M4        18,225,000.00     18,225,000.00             0.00      96,228.00       96,228.00      0.00        0.00       18,225,000.00
M5        12,825,000.00     12,825,000.00             0.00      68,774.06       68,774.06      0.00        0.00       12,825,000.00
M6        10,125,000.00     10,125,000.00             0.00      58,657.50       58,657.50      0.00        0.00       10,125,000.00
M7         8,775,000.00      8,775,000.00             0.00      51,801.75       51,801.75      0.00        0.00        8,775,000.00
M8         7,425,000.00      7,425,000.00             0.00      49,481.44       49,481.44      0.00        0.00        7,425,000.00
M9         8,775,000.00      8,775,000.00             0.00      62,902.13       62,902.13      0.00        0.00        8,775,000.00
M10        6,750,000.00      6,750,000.00             0.00      48,386.25       48,386.25      0.00        0.00        6,750,000.00
M11        6,750,000.00      6,750,000.00             0.00      48,386.25       48,386.25      0.00        0.00        6,750,000.00
C                  0.00              0.00             0.00           0.00            0.00      0.00        0.00                0.00
TRUST_CERT         0.00              0.00             0.00   1,885,850.45    1,885,850.45      0.00        0.00                0.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS 1,343,249,000.00  1,153,286,813.31    42,321,864.15   7,769,719.17   50,091,583.32      0.00        0.00    1,110,964,949.16
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                         FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   CURRENT
                             BEGINNING                                                        ENDING               NOTE
CLASS        CUSIP           PRINCIPAL        PRINCIPAL       INTEREST         TOTAL          PRINCIPAL            RATE
-----------------------------------------------------------------------------------------------------------------------------------
A1A        669884AA6         830.16205691   39.72571471    4.17018074    43.89589545      790.43634220           5.480000%
A2A        669884AB4         672.07012648   65.10517780    3.31442582    68.41960363      606.96494868           5.380000%
A2B        669884AC2       1,000.00000000    0.00000000    4.97750000     4.97750000    1,000.00000000           5.430000%
A2C        669884AD0       1,000.00000000    0.00000000    5.02333333     5.02333333    1,000.00000000           5.480000%
A2D        669884AE8       1,000.00000000    0.00000000    5.12416664     5.12416664    1,000.00000000           5.590000%
M1         669884AF5       1,000.00000000    0.00000000    5.15166667     5.15166667    1,000.00000000           5.620000%
M2         669884AG3       1,000.00000000    0.00000000    5.19750000     5.19750000    1,000.00000000           5.670000%
M3         669884AH1       1,000.00000000    0.00000000    5.25250000     5.25250000    1,000.00000000           5.730000%
M4         669884AJ7       1,000.00000000    0.00000000    5.28000000     5.28000000    1,000.00000000           5.760000%
M5         669884AK4       1,000.00000000    0.00000000    5.36249981     5.36249981    1,000.00000000           5.850000%
M6         669884AL2       1,000.00000000    0.00000000    5.79333333     5.79333333    1,000.00000000           6.320000%
M7         669884AM0       1,000.00000000    0.00000000    5.90333333     5.90333333    1,000.00000000           6.440000%
M8         669884AN8       1,000.00000000    0.00000000    6.66416700     6.66416700    1,000.00000000           7.270000%
M9         669884AP3       1,000.00000000    0.00000000    7.16833390     7.16833390    1,000.00000000           7.820000%
M10        669884AQ1       1,000.00000000    0.00000000    7.16833333     7.16833333    1,000.00000000           7.820000%
M11        669884AR9       1,000.00000000    0.00000000    7.16833333     7.16833333    1,000.00000000           7.820000%
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS                       858.58006469   31.50708778    5.78427318    37.29136096      827.07297691
-----------------------------------------------------------------------------------------------------------------------------------

                                         Novastar Mortgage Funding Trust, Series 2006-1
                                                        November 27, 2006

        Available Funds - Group I                                                                        35,281,290.66
        Available Funds - Group II                                                                       14,240,334.31

Principal

        Group I Scheduled Principal                                                                         445,447.89
        Group I Prepayments in Full                                                                      29,682,846.49
        Group I Curtailments                                                                                183,902.61
        Group I Net Liquidation Proceeds                                                                    157,605.73
        Group I Realized Losses                                                                               4,054.13

        Group II Scheduled Principal                                                                        165,072.47
        Group II Prepayments in Full                                                                     11,639,802.97
        Group II Curtailments                                                                                43,131.86
        Group II Net Liquidation Proceeds                                                                         0.00
        Group II Realized Losses                                                                                  0.00

        Total Scheduled Principal                                                                           610,520.36
        Total Prepayments in Full                                                                        41,322,649.46
        Total Curtailments                                                                                  227,034.47
        Total Net Liquidation Proceeds                                                                      157,605.73
        Total Realized Losses                                                                                 4,054.13

Distributions of Principal

        Class A-1A                                                                                       30,472,721.79
        Class A-2A                                                                                       11,849,142.36
        Class A-2B                                                                                                0.00
        Class A-2C                                                                                                0.00
        Class A-2D                                                                                                0.00
        Class M-1                                                                                                 0.00
        Class M-4                                                                                                 0.00
        Class M-5                                                                                                 0.00
        Class M-6                                                                                                 0.00
        Class M-2                                                                                                 0.00
        Class M-3                                                                                                 0.00
        Class M7                                                                                                  0.00
        Class M8                                                                                                  0.00
        Class M9                                                                                                  0.00
        Class M10                                                                                                 0.00
        Class M11                                                                                                 0.00

Distributions of Interest

        Class A-1A                                                                                        3,198,853.90
        Class A-2A                                                                                          603,225.50
        Class A-2b                                                                                          456,436.75
        Class A-2C                                                                                          358,666.00
        Class A-2D                                                                                          167,155.44
        Class M-1                                                                                           403,375.50
        Class M-2                                                                                           112,266.00
        Class M-3                                                                                            99,272.25
        Class M-4                                                                                            96,228.00
        Class M-5                                                                                            68,774.06
        Class M-6                                                                                            58,657.50
        Class M-7                                                                                            51,801.75
        Class M-8                                                                                            49,481.44
        Class M-9                                                                                            62,902.13
        Class M-10                                                                                           48,386.25
        Class M-11                                                                                           48,386.25

Pool Balances

        Group I Beginning Pool Balance                                                                  774,580,311.63
        Group I Ending Pool Balance                                                                     744,106,454.78
        Group II Beginning Pool Balance                                                                 385,456,499.15
        Group II Ending Pool Balance                                                                    373,608,491.85
        Total Beginning Pool Balance                                                                  1,160,036,810.78
        Total Ending Pool Balance                                                                     1,117,714,946.63

Mortgage Loan Information as of Determination Date

        Number of Mortgage Loans                                                                                 6,768
        Aggregate Principal Balance of Mortgage Loans                                                 1,117,714,946.63
        Beginning Weighted Average Mortgage Rate                                                               8.5927%
        Swap Funds Outgoing Payment                                                                               0.00
        Swap Funds Received                                                                                 529,725.01
        Wachovia Swap                                                                                        97,866.67
        Deutsche Swap                                                                                       129,687.50
        Greenwich Swap                                                                                      302,170.84

        Cap Funds Received                                                                                   86,166.67
        Cap Fee                                                                                              45,933.33

Loans Delinquent
Contractual Delinquency - Group I
        Balance of 0-30 Days                                                                            694,793,692.46
        Number of 0-30 Days                                                                                      4,540
        Balance of 30-59 Days                                                                            15,887,075.26
        Number of 30-59 Days                                                                                       102
        Balance of 60-89 Days                                                                             7,375,813.49
        Number of 60-89 Days                                                                                        49
        Balance of 90+ Days                                                                               1,484,473.77
        Number of 90+ Days                                                                                           9

Contractual Bankruptcy - Group I
        Balance of 0-30 Days                                                                                466,044.53
        Number of 0-30 Days                                                                                          5
        Balance of 30-59 Days                                                                               289,103.30
        Number of 30-59 Days                                                                                         2
        Balance of 60-89 Days                                                                               370,198.67
        Number of 60-89 Days                                                                                         3
        Balance of 90+ Days                                                                               2,543,838.54
        Number of 90+ Days                                                                                          15

Legal Delinquency - Group I
        Balance of 0-30 Days                                                                            694,793,692.46
        Number of 0-30 Days                                                                                      4,540
        Balance of 30-59 Days                                                                            15,887,075.26
        Number of 30-59 Days                                                                                       102
        Balance of 60-89 Days                                                                             7,375,813.49
        Number of 60-89 Days                                                                                        49
        Balance of 90+ Days                                                                               1,484,473.77
        Number of 90+ Days                                                                                           9

Legal Bankruptcy - Group I
        Balance of 0-30 Days                                                                              2,831,736.69
        Number of 0-30 Days                                                                                         21
        Balance of 30-59 Days                                                                               265,713.16
        Number of 30-59 Days                                                                                         2
        Balance of 60-89 Days                                                                                     0.00
        Number of 60-89 Days                                                                                         0
        Balance of 90+ Days                                                                                 571,735.19
        Number of 90+ Days                                                                                           2

Loans in Foreclosure - Group I
        Balance of 0-30 Days                                                                                996,901.53
        Number of 0-30 Days                                                                                          5
        Balance of 30-59 Days                                                                                     0.00
        Number of 30-59 Days                                                                                         0
        Balance of 60-89 Days                                                                               133,553.71
        Number of 60-89 Days                                                                                         2
        Balance of 90+ Days                                                                              15,862,810.08
        Number of 90+ Days                                                                                          79

Contractual Delinquency - Group II
        Balance of 0-30 Days                                                                            339,794,372.66
        Number of 0-30 Days                                                                                      1,759
        Balance of 30-59 Days                                                                             4,962,292.10
        Number of 30-59 Days                                                                                        35
        Balance of 60-89 Days                                                                             8,941,741.35
        Number of 60-89 Days                                                                                        37
        Balance of 90+ Days                                                                                 206,005.77
        Number of 90+ Days                                                                                           4

Contractual Bankruptcy - Group II
        Balance of 0-30 Days                                                                                303,143.41
        Number of 0-30 Days                                                                                          4
        Balance of 30-59 Days                                                                               106,686.50
        Number of 30-59 Days                                                                                         1
        Balance of 60-89 Days                                                                                     0.00
        Number of 60-89 Days                                                                                         0
        Balance of 90+ Days                                                                                 163,743.88
        Number of 90+ Days                                                                                           2

Legal Delinquency - Group II
        Balance of 0-30 Days                                                                            339,794,372.66
        Number of 0-30 Days                                                                                      1,759
        Balance of 30-59 Days                                                                             4,962,292.10
        Number of 30-59 Days                                                                                        35
        Balance of 60-89 Days                                                                             8,941,741.35
        Number of 60-89 Days                                                                                        37
        Balance of 90+ Days                                                                                 206,005.77
        Number of 90+ Days                                                                                           4

Legal Bankruptcy - Group II
        Balance of 0-30 Days                                                                                540,098.32
        Number of 0-30 Days                                                                                          6
        Balance of 30-59 Days                                                                                     0.00
        Number of 30-59 Days                                                                                         0
        Balance of 60-89 Days                                                                                     0.00
        Number of 60-89 Days                                                                                         0
        Balance of 90+ Days                                                                                  33,475.47
        Number of 90+ Days                                                                                           1

Loans in Foreclosure - Group II                                                                                   0.00
        Balance of 0-30 Days                                                                                      0.00
        Number of 0-30 Days                                                                                          0
        Balance of 30-59 Days                                                                                     0.00
        Number of 30-59 Days                                                                                         0
        Balance of 60-89 Days                                                                             1,299,691.54
        Number of 60-89 Days                                                                                         6
        Balance of 90+ Days                                                                              13,422,748.17
        Number of 90+ Days                                                                                          58

Loans in REO
        REO Group Report
        Group Number      Number of Loans      Principal Balance     Percentage
              1                  27              3,902,949.44           0.52%
              2                  24              4,408,066.47           1.18%

Principal Prepayments
        Group I Prepayments                                                                              29,682,846.49
        Group II Prepayments                                                                             11,639,802.97

Realized Losses
        Group I Liquidated Loan Balance                                                                     161,659.86
        Group I Net Liquidation Proceeds                                                                    157,605.73
        Group I Current Period Realized Losses                                                                4,054.13
        Group I Recoveries of Prior Losses                                                                        0.00
        Group I Subsequent Losses                                                                                 0.00

        Group I Cumulative Liquidated Loan Balance                                                          271,251.31
        Group I Cumulative Net Liquidation Proceeds                                                         252,189.45
        Group I Cumulative Recoveries of Prior Losses                                                             0.00
        Group I Cumulative Subsequent Losses                                                                      0.00
        Group I Cumulative Realized Losses                                                                   19,061.86

        Group II Liquidated Loan Balance                                                                          0.00
        Group II Net Liquidation Proceeds                                                                         0.00
        Group II Current Period Realized Losses                                                                   0.00
        Group II Recoveries of Prior Losses                                                                       0.00
        Group II Subsequent Losses                                                                                0.00

        Group II Cumulative Liquidated Loan Balance                                                       1,657,803.11
        Group II Cumulative Net Liquidation Proceeds                                                      1,408,777.56
        Group II Cumulative Recoveries of Prior Losses                                                            0.00
        Group II Cumulative Subsequent Losses                                                                47,079.00
        Group II Cumulative Realized Losses                                                                 304,255.63

        Total Liquidated Loan Balance                                                                       161,659.86
        Total Net Liquidation Proceeds                                                                      157,605.73
        Total Current Period Realized Losses                                                                  4,054.13
        Total Recoveries of Prior Losses                                                                          0.00
        Total Subsequent Losses                                                                                   0.00

        Total Cumulative Liquidated Loan Balance                                                          1,929,054.42
        Total Cumulative Net Liquidation Proceeds                                                         1,660,967.01
        Total Cumulative Recoveries of Prior Losses                                                               0.00
        Total Cumulative Subsequent Losses                                                                   47,079.00
        Total Cumulative Realized Losses                                                                    323,317.49

Unpaid Interest Shortfall Amounts

        Unpaid Interest Shortfall - A-1A                                                                          0.00
        Unpaid Interest Shortfall - A-2A                                                                          0.00
        Unpaid Interest Shortfall - A-2B                                                                          0.00
        Unpaid Interest Shortfall - A-2C                                                                          0.00
        Unpaid Interest Shortfall - A-2D                                                                          0.00
        Unpaid Interest Shortfall - M-1                                                                           0.00
        Unpaid Interest Shortfall - M-2                                                                           0.00
        Unpaid Interest Shortfall - M-3                                                                           0.00
        Unpaid Interest Shortfall - M-4                                                                           0.00
        Unpaid Interest Shortfall - M-5                                                                           0.00
        Unpaid Interest Shortfall - M-6                                                                           0.00
        Unpaid Interest Shortfall - M7                                                                            0.00
        Unpaid Interest Shortfall - M8                                                                            0.00
        Unpaid Interest Shortfall - M9                                                                            0.00
        Unpaid Interest Shortfall - M10                                                                           0.00
        Unpaid Interest Shortfall - M11                                                                           0.00

Prepayment Interest Shortfalls not covered by the Servicer                                                        0.00

Credit Enhancement Percentage                                                                                   17.69%

Available Funds Cap Shortfall Amount

        Current Period Available Funds Cap Shortfall Amount - A-1A                                                0.00
        Current Period Available Funds Cap Shortfall Amount - A-2A                                                0.00
        Current Period Available Funds Cap Shortfall Amount - A-2B                                                0.00
        Current Period Available Funds Cap Shortfall Amount - A-2C                                                0.00
        Current Period Available Funds Cap Shortfall Amount - A-2D                                                0.00
        Current Period Available Funds Cap Shortfall Amount - M-1                                                 0.00
        Current Period Available Funds Cap Shortfall Amount - M-2                                                 0.00
        Current Period Available Funds Cap Shortfall Amount - M-3                                                 0.00
        Current Period Available Funds Cap Shortfall Amount - M-4                                                 0.00
        Current Period Available Funds Cap Shortfall Amount - M-5                                                 0.00
        Current Period Available Funds Cap Shortfall Amount - M-6                                                 0.00
        Current Period Available Funds Cap Shortfall Amount - M7                                                  0.00
        Current Period Available Funds Cap Shortfall Amount - M8                                              3,398.13
        Current Period Available Funds Cap Shortfall Amount - M9                                              8,440.03
        Current Period Available Funds Cap Shortfall Amount - M10                                             6,492.33
        Current Period Available Funds Cap Shortfall Amount - M11                                             6,492.33

        Available Funds Cap Shortfall Amount Repaid This Period- A-1A                                             0.00
        Available Funds Cap Shortfall Amount Repaid This Period- A-2A                                             0.00
        Available Funds Cap Shortfall Amount Repaid This Period- A-2B                                             0.00
        Available Funds Cap Shortfall Amount Repaid This Period- A-2C                                             0.00
        Available Funds Cap Shortfall Amount Repaid This Period- A-2D                                             0.00
        Available Funds Cap Shortfall Amount Repaid This Period- M-1                                              0.00
        Available Funds Cap Shortfall Amount Repaid This Period- M-2                                              0.00
        Available Funds Cap Shortfall Amount Repaid This Period- M-3                                              0.00
        Available Funds Cap Shortfall Amount Repaid This Period- M-4                                              0.00
        Available Funds Cap Shortfall Amount Repaid This Period- M-5                                              0.00
        Available Funds Cap Shortfall Amount Repaid This Period- M-6                                              0.00
        Available Funds Cap Shortfall Amount Repaid This Period- M7                                               0.00
        Available Funds Cap Shortfall Amount Repaid This Period- M8                                           3,398.13
        Available Funds Cap Shortfall Amount Repaid This Period- M9                                           8,440.03
        Available Funds Cap Shortfall Amount Repaid This Period- M10                                          6,492.33
        Available Funds Cap Shortfall Amount Repaid This Period- M11                                          6,492.33

        Remaining Available Funds Cap Shortfall Amount - A-1A                                                     0.00
        Remaining Available Funds Cap Shortfall Amount - A-2A                                                     0.00
        Remaining Available Funds Cap Shortfall Amount - A-2B                                                     0.00
        Remaining Available Funds Cap Shortfall Amount - A-2C                                                     0.00
        Remaining Available Funds Cap Shortfall Amount - A-2D                                                     0.00
        Remaining Available Funds Cap Shortfall Amount - M-1                                                      0.00
        Remaining Available Funds Cap Shortfall Amount - M-2                                                      0.00
        Remaining Available Funds Cap Shortfall Amount - M-3                                                      0.00
        Remaining Available Funds Cap Shortfall Amount - M-4                                                      0.00
        Remaining Available Funds Cap Shortfall Amount - M-5                                                      0.00
        Remaining Available Funds Cap Shortfall Amount - M-6                                                      0.00
        Remaining Available Funds Cap Shortfall Amount - M7                                                       0.00
        Remaining Available Funds Cap Shortfall Amount - M8                                                       0.00
        Remaining Available Funds Cap Shortfall Amount - M9                                                       0.00
        Remaining Available Funds Cap Shortfall Amount - M10                                                      0.00
        Remaining Available Funds Cap Shortfall Amount - M11                                                      0.00

Note Rates

        Note Rate - A-1A                                                                                       5.4800%
        Note Rate - A-2A                                                                                       5.3800%
        Note Rate - A-2B                                                                                       5.4300%
        Note Rate - A-2C                                                                                       5.4800%
        Note Rate - A-2D                                                                                       5.5900%
        Note Rate - M-1                                                                                        5.6200%
        Note Rate - M-2                                                                                        5.6700%
        Note Rate - M-3                                                                                        5.7300%
        Note Rate - M-4                                                                                        5.7600%
        Note Rate - M-5                                                                                        5.8500%
        Note Rate - M-6                                                                                        6.3200%
        Note Rate - M7                                                                                         6.4400%
        Note Rate - M8                                                                                         7.2700%
        Note Rate - M9                                                                                         7.8200%
        Note Rate - M10                                                                                        7.8200%
        Note Rate - M11                                                                                        7.8200%

        Next Note Rate - A-1A                                                                                  5.4800%
        Next Note Rate - A-2A                                                                                  5.3800%
        Next Note Rate - A-2B                                                                                  5.4300%
        Next Note Rate - A-2C                                                                                  5.4800%
        Next Note Rate - A-2D                                                                                  5.5900%
        Next Note Rate - M-1                                                                                   5.6200%
        Next Note Rate - M-2                                                                                   5.6700%
        Next Note Rate - M-3                                                                                   5.7300%
        Next Note Rate - M-4                                                                                   5.7600%
        Next Note Rate - M-5                                                                                   5.8500%
        Next Note Rate - M-6                                                                                   6.3200%
        Next Note Rate - M-7                                                                                   6.4400%
        Next Note Rate - M-8                                                                                   7.2700%
        Next Note Rate - M-9                                                                                   7.8200%
        Next Note Rate - M-10                                                                                  7.8200%
        Next Note Rate - M-11                                                                                  7.8200%

Underwritten Noteholders Principal Balance                                                            1,110,964,949.16

Overcollateralization Amounts

        Required Overcollateralization Amount                                                             6,749,997.47
        Overcollateralization Amount                                                                      6,749,997.47

Excess Cashflow                                                                                                   0.00

Mortgage Insurance

        MI Premiums                                                                                         614,611.87
        Insurance Proceeds                                                                                        0.00

Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.